Schedule of other current assets (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Other current assets (QIND)	€ 12	€ 12
Loan account - BioSteam joint venture partner	(4)	102
Total other current assets	€ 8	€ 114